Taxes - Deferred Income Tax in Financial Statements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		$ (20,227)	$ (20,067)		$ (18,219)	$ (14,691)
Deferred tax income net recorded in share of the profit of equity method accounted investees	$ 0	1,601	567
Total deferred tax expense (benefit)	$ 2,837	(3,123)	(1,655)
Deferred tax asset before reclassification to assets held for sale		(29,639)			(27,632)
Deferred tax asset from assets held for sale		2,041			720
Deferred tax assets		(27,598)		$ (1,290)	(26,912)
Deferred tax liability before reclassification to assets held for sale		7,373			9,077
Deferred tax liability from assets held from sale		(2)			(384)
Deferred tax liabilities		7,371		$ 417	8,693
Deferred tax recovery period	10 years
Aggregate continuing and discontinued operations
Disclosure of income taxes [Line Items]
Deferred income tax related to consolidated statement of income	$ 2,055	(7,561)	(2,157)
Total deferred tax expense (benefit)	2,055	(5,960)	(1,590)
Discontinued operations
Disclosure of income taxes [Line Items]
Total deferred tax expense (benefit)	782	2,838	(65)
Expected credit losses
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		356			818
Deferred income tax related to consolidated statement of income	(635)	(6)	21
Inventories
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		61			(4)
Deferred income tax related to consolidated statement of income	83	(1)	99
Other current assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(317)			(175)
Deferred income tax related to consolidated statement of income	63	92	(78)
Property, plant and equipment, net
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		7,075			7,780
Deferred income tax related to consolidated statement of income	(1,540)	275	(1,345)
Right of use Assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,166			(613)
Deferred income tax related to consolidated statement of income	79	194	(151)
Investments in equity method accounted investees
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		51			(741)
Deferred income tax related to consolidated statement of income	793	74	(58)
Other assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(315)			(872)
Deferred income tax related to consolidated statement of income	(650)	(884)	36
Finite useful lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(131)			(41)
Deferred income tax related to consolidated statement of income	(8)	145	(139)
Indefinite lived intangible assets
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(1,499)			(2,932)
Deferred income tax related to consolidated statement of income	822	(2,161)	402
Post-employment and other long-term employee benefits
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		821			851
Deferred income tax related to consolidated statement of income	(77)	(79)	(71)
Derivative financial instruments
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		240			206
Deferred income tax related to consolidated statement of income	(41)	(577)	(111)
Provisions
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		4,602			2,112
Deferred income tax related to consolidated statement of income	1,400	(1,006)	43
Employee profit sharing payable
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,003			1,128
Deferred income tax related to consolidated statement of income	100	(56)	(304)
Tax loss carryforwards
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		13,137			9,467
Deferred income tax related to consolidated statement of income	4,719	(3,198)	(389)
Tax credits to recover
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		797			70
Deferred income tax related to consolidated statement of income	256	(73)	255
Cumulative other comprehensive income
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		394			69
Deferred income tax related to consolidated statement of income	375	0	(417)
Exchange differences on translation of foreign operations in OCI
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(2,000)			0
Deferred income tax related to consolidated statement of income	0	0	0
Other liabilities
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		1,785			3,299
Deferred income tax related to consolidated statement of income	(1,655)	(45)	322
Lease liabilities
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		446			3,119
Deferred income tax related to consolidated statement of income	(1,777)	(255)	(272)
Liabilities of amortization of goodwill of business acquisition
Disclosure of income taxes [Line Items]
Deferred tax (liability)/asset, net		(7,445)			$ (5,322)
Deferred income tax related to consolidated statement of income	$ (252)	$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4